Cover Page	Jun. 18, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 18, 2024
Entity File Number	001-34036
Entity Registrant Name	John Bean Technologies Corporation
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	91-1650317
Entity Address, Address Line One	70 West Madison Street
Entity Address, Address Line Two	Suite 4400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60602
City Area Code	312
Local Phone Number	861-5900
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	JBT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001433660
Amendment Flag	true
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	On June 18, 2024, John Bean Technologies Corporation, a Delaware corporation (“JBT”), filed a Current Report on Form 8-K (the “Original 8-K”) to provide its audited historical financial statements as of December 31, 2023, 2022 and 2021 and for the years ended December 31, 2023, 2022 and 2021, as well as an audit report in respect of each year. Other than including a balance sheet as of December 31, 2021, which was recast to reflect the sale of JBT’s former AeroTech business segment, and making related changes to the notes to its audited consolidated financial statements, no changes were made to JBT’s audited consolidated financial statements as included in JBT’s Annual Report on Form 10-K for the year ended December 31, 2023. This Current Report on Form 8-K/A amends the Original 8-K solely to provide JBT’s audited consolidated financial statements as of and for the years ended December 31, 2023, 2022 and 2021, and the related notes, formatted in Inline eXtensible Business Reporting Language, which are included as Exhibit 99.1. Except as provided herein, this Current Report on Form 8-K/A does not amend or restate the Original 8-K, nor does it modify or update any of the information contained in the Original 8-K.